SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options outstanding, Beginning Balance | shares	877,157	1,035,991
Weighted average exercise price, Beginning Balance	$ 4.60	$ 4.60
Number of options outstanding, Exercised | shares		(12,500)
Weighted average exercise price, Exercised		$ 2.15
Number of options outstanding, forfeited | shares	(9,999)	(146,334)
Weighted average exercise price, Granted	$ 0.626	$ 4.77
Weighted average exercise price, forfeited	$ 3.77
Number of options outstanding, issued | shares	30,000
Weighted average exercise price, Issued	$ 0.63
Number of options outstanding, Ending Balance | shares	897,158	877,157
Weighted average exercise price, Ending Balance	$ 4.48	$ 4.60